Share-based Payment Arrangements - Additional Information (Detail)						1 Months Ended							6 Months Ended		12 Months Ended
	Mar. 22, 2021 shares	Feb. 22, 2021 shares	Jan. 28, 2021 shares	Dec. 15, 2020 shares	Dec. 10, 2020 shares	Sep. 30, 2017 shares	Jul. 31, 2016 shares	Jul. 31, 2015 shares	Jul. 31, 2014 shares	Jul. 31, 2013 shares	Jul. 31, 2012 shares	Jul. 31, 2011 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation costs recognized													$ 1,564,673	$ 0
Recognized compensation liabilities, Non-current													$ 272,242		$ 111,990
Increase decrease in exercise price													50.00%
Other Payable
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Recognized compensation liabilities, Current													$ 1,429,303		1,073,593
Employee Share Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted | shares						825,833	1,032,250	2,477,336	680,625	619,250	669,750	910,000
Share option granted expiration period													10 years
Description of vesting requirements for stock option													No performance conditions were attached to the plan.
Percentage of remaining date of options granted													75.00%
Annual installments date of grant													three years
Issuance of new share capital, shares | shares					20,676,974
Employee Share Option Plan | American Depository Receipts [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of new share capital, shares | shares					4,135,395
Long Term Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Reporting date fair value of award													$ 3.30	2	$ 1.90	$ 2.03
Recognized total expenses													$ 765,201	$ 166,992
Two Thousand Ten To Two Thousand Sixteen [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of option granted													25.00%
Two Thousand And Twenty Employee Share Option Plan [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted | shares	75,000	75,000	12,000	3,824,062